WILMINGTON MULTI-MANAGER INTERNATIONAL FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve superior long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 27 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees WILMINGTON MULTI-MANAGER INTERNATIONAL FUND	INSTITUTIONAL SHARES	A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Annual Fund Operating Expenses WILMINGTON MULTI-MANAGER INTERNATIONAL FUND	INSTITUTIONAL SHARES	A SHARES
Management Fees	0.82%	0.82%
Distribution (12b-1) and/or Service Fees	none	0.25%
Other Expenses	0.61%	0.61%
Acquired Fund Fees and Expenses	0.09%	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%	1.77%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON MULTI-MANAGER INTERNATIONAL FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	155	480	829	1,813
A SHARES	524	888	1,276	2,361

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if

Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers, including:

         o        Common stocks of foreign issuers;

         o        Preferred stocks and/or debt securities that are convertible into securities of foreign issuers or that otherwise exhibit equity- like characteristics;

         o        Equity securities of foreign issuers listed or traded in the form of depositary receipts, including but not limited to

                  European Depositary Receipts, Global Depositary Receipts,

                  American Depositary Receipts and non-voting depositary

                  receipts; and

         o        Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange traded funds

                  ("ETFs").

The Fund utilizes a multi-manager strategy in which the investment adviser,

Rodney Square Management Corporation ("RSMC"), allocates the Fund's assets among a number of sub-advisers, or invests directly (up to 60% of the

Fund's assets) in ETFs. Subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund's investment objective, strategies and restrictions. The Fund will limit investment in emerging market securities to no more than 35% of its assets.

The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts. The

Fund may also invest in fully collateralized equity index futures as a substitute for conventional equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the

Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of

Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund.

         o        DEBT SECURITY RISK: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

         o        EMERGING MARKETS RISK: The risk that markets of emerging

                  market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

         o        FOREIGN SECURITIES RISK: The risk that investing in foreign

                  (non-U.S.) securities may result in the Fund experiencing

                  more rapid and extreme chanes in value than a fund that

                  invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,

                  diplomatic, financial, and regulatory factors. Foreign

                  governments also may impose limits on investment and

                  repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

         o        FORWARD CURRENCY EXCHANGE CONTRACT RISK: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange

                  contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

         o        FUTURES CONTRACTS RISK: The risks associated with futures

                  include: the potential inability to terminate or sell a

                  position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

         o        INVESTMENT COMPANY RISK: As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

         o        LEVERAGE RISK: The risk associated with securities

                  transactions or practices that multiply small market movements into larger changes in value.

         o        LIQUIDITY RISK: The risk that certain securities may be

                  difficult or impossible to sell at the time and the price that the seller would like.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MULTI-MANAGER RISK: The investment styles employed by

                  sub-advisers may not be complementary. The multi-manager

                  approach could result in a high level of portfolio turnover,

                  resulting in higher brokerage expenses and increased tax

                  liability from the Fund's realization of capital gains.

         o        PREFERRED STOCK RISK: In addition to general market

                  conditions or issuer-specific events, the value of a preferred stock may be affected by interest rates, the credit quality of the issuing corporation and any call provisions.

         o        VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad

                  measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

Calendar Year-to-Date Total Return as of September 30, 2011: -19.64%

During the periods shown in the bar chart, the Fund's best quarter was up

25.70% (quarter ended June 30, 2009) and the Fund's worst quarter was down

-22.28% (quarter ended December 31, 2008).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON MULTI-MANAGER INTERNATIONAL FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL SHARES	Institutional Shares Return Before Taxes		16.08%	4.36%	3.30%
INSTITUTIONAL SHARES After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	[1]	15.87%	2.97%	2.44%
INSTITUTIONAL SHARES After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.67%	3.54%	2.71%
A SHARES	A Shares Return Before Taxes	[2]	11.83%	3.40%
MSCI ACWI ex-US Net Index	MSCI ACWI ex-US Net Index (reflects no deduction for fees, expenses or taxes)		11.15%	4.82%	5.54%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 3.48% for the A Shares and 2.43% for the MSCI ACWI ex-US Net Index.